FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements Input
	June 30, 2024
	Unaudited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	143	-	143

Total financial assets	$-	$143	$-	$143

Liabilities:
Holdback Amount	582	-	-	582
Earn-Out Consideration	-	-	8,123	8,123

Total financial liabilities	$582	$-	$8,123	$8,705

	December 31, 2023
	Audited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	680	-	680

Total financial assets	$-	$680	$-	$680

Liabilities:
Holdback Amount	795	-	-	795
Earn-Out Consideration	-	-	10,826	10,826

Total financial liabilities	$795	$-	$10,826	$11,621

Schedule of Fair Value Measured On Recurring Basis
Fair value at the beginning of the period	$10,826
Income from changes in fair value	(2,703)
Fair value at the end of the period	$8,123